Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended		2 Months Ended	3 Months Ended	4 Months Ended		5 Months Ended	6 Months Ended		7 Months Ended		8 Months Ended	9 Months Ended	10 Months Ended		11 Months Ended	12 Months Ended	13 Months Ended		14 Months Ended	15 Months Ended	16 Months Ended		17 Months Ended	18 Months Ended	19 Months Ended		20 Months Ended	21 Months Ended	22 Months Ended		23 Months Ended	24 Months Ended	25 Months Ended		26 Months Ended	27 Months Ended	28 Months Ended		29 Months Ended	30 Months Ended	31 Months Ended		32 Months Ended	33 Months Ended	34 Months Ended		35 Months Ended	36 Months Ended	37 Months Ended		38 Months Ended	39 Months Ended	40 Months Ended		41 Months Ended	42 Months Ended	43 Months Ended		44 Months Ended	45 Months Ended	46 Months Ended		47 Months Ended	48 Months Ended	49 Months Ended		50 Months Ended	51 Months Ended	52 Months Ended		54 Months Ended	55 Months Ended		57 Months Ended	58 Months Ended		60 Months Ended	61 Months Ended		63 Months Ended	64 Months Ended		66 Months Ended	67 Months Ended	69 Months Ended	70 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Jan. 27, 2022	Dec. 14, 2020	Jun. 09, 2020	Mar. 31, 2016	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2022	Jun. 30, 2016	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2022	Mar. 31, 2026	Sep. 30, 2016	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Dec. 31, 2016	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Mar. 31, 2017	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2023	Jun. 30, 2017	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2023	Sep. 30, 2017	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Dec. 31, 2017	Sep. 30, 2022	Mar. 31, 2022	Dec. 31, 2023	Mar. 31, 2018	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2024	Jun. 30, 2018	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2024	Sep. 30, 2018	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2024	Dec. 31, 2018	Sep. 30, 2023	Mar. 31, 2023	Dec. 31, 2024	Mar. 31, 2019	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2025	Jun. 30, 2019	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2025	Sep. 30, 2019	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2025	Dec. 31, 2019	Sep. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Mar. 31, 2020	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2026	Jun. 30, 2020	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2020	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2020	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2021	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2021	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2021	Dec. 31, 2025	Dec. 31, 2021	Mar. 31, 2026	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Mar. 31, 2026
C000007554
Account Value [Line Items]
Line Graph and Table Measure Name												Investor Class
Accumulated Value				$ 10,000				$ 10,133					$ 10,997				$ 11,909				$ 12,399				$ 12,872				$ 13,613				$ 14,427				$ 14,301				$ 14,605				$ 15,224				$ 12,591				$ 14,206				$ 14,663				$ 14,360				$ 15,988				$ 11,125				$ 13,684			$ 14,530			$ 18,050			$ 20,852			$ 22,708			$ 23,129		$ 24,223		$ 23,586	$ 19,391	$ 19,027	$ 20,986	$ 22,686	$ 24,647	$ 24,325	$ 27,469	$ 30,291	$ 29,085	$ 31,232	$ 31,869	$ 32,233	$ 33,638	$ 34,709	$ 36,367	$ 35,468
C000174795
Account Value [Line Items]
Line Graph and Table Measure Name												Advisor Class
Accumulated Value				100,000				101,329					109,973				119,142				124,088				128,853				136,329				144,524				143,273				146,375				152,629				126,280				142,506				147,113				144,097				160,490				111,700				137,430			145,967			181,376			209,655			228,427			232,798		243,931		237,685	195,501	191,938	211,805	229,060	248,988	245,881	277,769	306,466	294,413	316,276	322,871	326,713	341,125	352,163	369,153	360,203
C000174796
Account Value [Line Items]
Line Graph and Table Measure Name												Institutional Class
Accumulated Value				250,000				253,322					274,932				297,814				310,178				322,132				340,822				361,350				358,265				366,064				381,747				315,876				356,552				368,167				360,717				401,767				279,693				344,249			365,617			454,371			525,298			572,415			583,362		611,275		595,624	489,913	480,984	530,843	574,141	624,084	616,349	696,360	768,355	738,191	793,107	809,729	819,417	855,616	883,350	926,083	903,741
C000225884
Account Value [Line Items]
Line Graph and Table Measure Name												R6 Class
Accumulated Value				1,000,000				1,013,286					1,099,728				1,191,254				1,240,712				1,288,526				1,363,288				1,445,401				1,433,060				1,464,254				1,526,986				1,263,504				1,426,208				1,472,668				1,442,867				1,607,066				1,118,772				1,376,997			1,462,468			1,817,684			2,101,395			2,290,064			2,334,053		2,446,312		2,383,691	1,960,951	1,925,226	2,124,871	2,298,601	2,498,931	2,468,175	2,789,006	3,077,524	2,956,940	3,177,485	3,244,446	3,283,685	3,429,337	3,541,083	3,712,746	3,623,844
C000007556
Account Value [Line Items]
Line Graph and Table Measure Name												Investor Class
Accumulated Value				10,000				10,267					11,069				12,210				12,576				12,812				13,572				14,130				13,579				13,523				13,562				10,615				12,045				12,591				12,159				13,554				9,144				11,271			11,861			15,012			17,426			18,813			19,453		20,123		18,902	15,795	14,855	15,548	17,244	19,384	19,400	22,234	23,617	22,155	23,942	25,381	25,089	26,138	26,749	29,000	26,683
C000174797
Account Value [Line Items]
Line Graph and Table Measure Name												Advisor Class
Accumulated Value				100,000				102,674					110,694				122,129				125,846				128,229				135,888				141,515				136,063				135,559				136,004				106,515				120,868				126,379				122,082				136,150				91,886				113,296			119,261			150,992			175,287			189,323			195,805		202,632		190,402	159,147	149,698	156,739	173,914	195,566	195,757	224,426	238,451	223,788	241,869	256,508	253,621	264,303	270,591	293,471	270,093
C000174798
Account Value [Line Items]
Line Graph and Table Measure Name												Institutional Class
Accumulated Value				250,000				256,684					276,735				305,323				314,614				320,571				339,791				353,910				340,278				339,019				340,130				266,420				302,400				316,184				305,515				340,680				229,922				283,573			298,576			378,075			439,118			474,405			490,709		507,920		477,362	399,148	375,478	393,279	436,419	490,782	491,499	563,532	598,963	562,250	607,941	644,880	637,790	664,781	680,814	738,555	679,947
C000225885
Account Value [Line Items]
Line Graph and Table Measure Name												R6 Class
Accumulated Value				1,000,000				1,026,735					1,106,940				1,221,292				1,258,455				1,282,286				1,359,166				1,415,641				1,361,113				1,356,076				1,360,521				1,065,681				1,209,599				1,264,736				1,222,059				1,362,719				919,686				1,134,290			1,194,304			1,512,299			1,756,472			1,897,304			1,962,837		2,031,734		1,909,481	1,596,883	1,502,818	1,574,068	1,747,088	1,965,036	1,967,585	2,256,731	2,398,620	2,251,916	2,434,894	2,583,208	2,554,807	2,663,248	2,727,796	2,959,331	2,724,819
C000007560
Account Value [Line Items]
Line Graph and Table Measure Name												Investor Class
Accumulated Value				10,000				9,634					10,485				11,285				12,142				12,665				13,803				14,342				13,974				13,930				13,943				11,622				13,084				13,647				13,598				15,062				9,810				11,862			12,682			16,417			18,231			19,412			18,765		19,505		18,425	15,761	13,934	16,219	17,929	18,694	17,680	19,016	19,844	19,247	20,695	19,498	20,353	21,567	22,452	23,627	22,303
C000174801
Account Value [Line Items]
Line Graph and Table Measure Name												Advisor Class
Accumulated Value				100,000				96,340					104,853				112,895				121,502				126,811				138,193				143,652				139,966				139,576				139,706				116,508				131,226				136,876				136,430				151,206				98,469				119,172			127,413			165,031			183,316			195,300			188,895		196,393		185,630	158,836	140,483	163,614	180,999	188,777	178,654	192,239	200,733	194,751	209,525	197,495	206,224	218,651	227,683	239,721	226,393
C000174802
Account Value [Line Items]
Line Graph and Table Measure Name												Institutional Class
Accumulated Value				250,000				240,851					262,132				282,237				303,754				317,127				345,682				359,399				350,289				349,313				349,747				291,706				328,557				342,826				341,709				378,729				246,767				298,623			319,262			413,561			459,513			489,543			473,492		492,395		465,411	398,234	352,218	410,201	453,803	473,452	448,066	482,180	503,490	488,633	525,700	495,561	517,471	548,662	571,485	601,839	568,378
C000225887
Account Value [Line Items]
Line Graph and Table Measure Name												R6 Class
Accumulated Value				1,000,000				963,405					1,048,528				1,128,948				1,215,017				1,268,508				1,382,730				1,437,596				1,401,157				1,397,253				1,398,988				1,166,824				1,314,228				1,371,304				1,366,837				1,514,915				987,068				1,194,492			1,277,049			1,654,246			1,837,533			1,958,171			1,893,969		1,969,376		1,861,418	1,593,228	1,409,700	1,641,547	1,816,033	1,894,666	1,792,500	1,929,013	2,014,920	1,954,845	2,103,831	1,983,210	2,071,555	2,196,458	2,288,460	2,409,570	2,276,151
C000007558
Account Value [Line Items]
Line Graph and Table Measure Name												Investor Class
Accumulated Value				10,000				9,958					10,490				11,012				11,468				11,664				12,094				12,604				12,401				12,428				12,734				11,555				12,569				13,003				13,025				13,785				10,749				12,321			12,908			14,982			16,518			17,511			17,579		18,211		17,531	15,417	14,795	15,858	16,376	17,249	16,925	18,609	19,524	19,096	20,273	20,232	20,417	21,140	21,755	22,469	21,763
C000174799
Account Value [Line Items]
Line Graph and Table Measure Name												Advisor Class
Accumulated Value				100,000				99,583					104,898				110,156				114,753				116,744				121,124				126,279				124,278				124,631				127,691				115,925				126,194				130,551				130,767				138,449				108,024				123,826			129,770			150,692			166,200			176,341			177,129		183,538		176,784	155,611	149,393	160,227	165,570	174,511	171,349	188,494	197,937	193,709	205,722	205,436	207,436	214,924	221,302	228,715	221,587
C000174800
Account Value [Line Items]
Line Graph and Table Measure Name												Institutional Class
Accumulated Value				250,000				248,958					262,244				275,389				286,883				291,951				302,810				315,741				310,837				311,622				319,370				289,996				315,682				326,691				327,338				346,550				270,392				310,065			324,942			377,434			416,398			441,798			443,771		459,844		442,922	389,873	374,295	401,437	414,822	437,223	429,437	472,371	495,926	485,362	515,648	514,833	519,885	538,679	554,720	573,351	555,532
C000225886
Account Value [Line Items]
Line Graph and Table Measure Name												R6 Class
Accumulated Value				1,000,000				995,832					1,048,975				1,101,557				1,147,531				1,167,802				1,211,242				1,262,965				1,243,348				1,246,487				1,277,482				1,159,985				1,262,730				1,306,763				1,309,354				1,386,201				1,081,567				1,240,260			1,299,770			1,509,734			1,665,590			1,767,193			1,775,578		1,839,710		1,772,548	1,560,315	1,497,988	1,606,667	1,660,788	1,750,442	1,719,282	1,891,194	1,985,657	1,943,522	2,064,398	2,061,309	2,082,310	2,157,199	2,222,245	2,296,508	2,225,913
C000007562
Account Value [Line Items]
Line Graph and Table Measure Name												Investor Class
Accumulated Value				10,000				9,223					10,449				11,119				12,168				12,917				14,093				14,427				14,029				13,322				13,200				11,048				12,047				12,452				12,355				13,722				8,492				10,565			10,950			14,397			15,694			16,367			15,545		15,698		14,334	12,647	10,769	13,241	15,082	15,543	14,472	15,731	15,749	15,075	16,400	15,008	16,190	18,237	18,951	19,866	18,588
C000174804
Account Value [Line Items]
Line Graph and Table Measure Name												Advisor Class
Accumulated Value				100,000				92,233					104,486				111,242				121,773				129,317				141,171				144,534				140,539				133,509				132,346				110,781				120,866				124,933				123,957				137,735				85,262				106,052			109,978			144,633			157,747			164,581			156,413		157,970		144,393	127,379	108,562	133,527	152,137	156,906	146,089	158,927	159,105	152,399	165,871	151,859	163,915	184,678	192,046	201,340	188,477
C000174803
Account Value [Line Items]
Line Graph and Table Measure Name												Institutional Class
Accumulated Value				250,000				230,584					261,216				278,105				304,433				323,292				352,927				361,529				351,539				334,089				331,180				277,203				302,428				312,870				310,429				344,911				213,562				265,742			275,707			362,692			395,677			412,796			392,337		396,340		362,276	319,730	272,519	335,113	381,985	393,958	366,945	399,190	399,786	382,936	416,935	381,747	412,066	464,435	482,964	506,583	474,208
C000225888
Account Value [Line Items]
Line Graph and Table Measure Name												R6 Class
Accumulated Value				1,000,000				922,335					1,044,863				1,112,419				1,217,734				1,293,169				1,411,709				1,446,115				1,406,156				1,336,354				1,324,720				1,108,812				1,209,711				1,251,482				1,241,717				1,379,642				854,249				1,062,967			1,102,828			1,450,213			1,582,708			1,651,739			1,569,904		1,586,251		1,449,964	1,279,746	1,090,866	1,342,061	1,529,692	1,578,207	1,470,071	1,599,453	1,601,842	1,534,352	1,671,123	1,530,611	1,652,127	1,862,632	1,936,892	2,031,584	1,902,376
C000007564
Account Value [Line Items]
Line Graph and Table Measure Name												Investor Class
Accumulated Value				10,000				9,764					10,592				10,752				11,783				12,851				13,344				13,556				13,097				13,021				12,486				10,339				11,683				12,222				12,123				13,637				8,415				10,494			11,367			14,322			15,974			17,195			16,881		17,059		15,129	12,855	11,416	14,592	15,549	16,146	15,646	17,441	17,530	16,985	19,006	16,930	18,325	21,438	21,599	21,913	20,134
C000174805
Account Value [Line Items]
Line Graph and Table Measure Name												Advisor Class
Accumulated Value				100,000				97,645					105,924				107,592				117,975				128,654				133,588				135,777				131,182				130,493				125,056				103,625				117,087				122,488				121,657				136,839				84,388				105,319			114,158			143,873			160,464			172,801			169,823		171,579		152,255	129,464	115,079	147,049	156,782	162,798	157,843	176,054	176,957	171,540	192,125	171,114	185,318	216,892	218,619	221,884	203,858
C000174806
Account Value [Line Items]
Line Graph and Table Measure Name												Institutional Class
Accumulated Value				250,000				244,111					264,811				268,979				294,938				321,634				334,153				339,757				328,265				326,542				313,327				259,813				293,439				307,014				304,717				342,984				211,535				263,947			286,170			360,909			402,652			433,691			426,199		431,015		382,349	325,171	288,944	369,501	394,030	409,194	396,706	442,746	445,023	431,586	483,513	430,680	466,550	546,045	550,650	558,836	513,781
C000225889
Account Value [Line Items]
Line Graph and Table Measure Name												R6 Class
Accumulated Value				1,000,000				976,445					1,059,243				1,075,918				1,179,754				1,286,536				1,336,613				1,359,027				1,313,062				1,306,167				1,253,307				1,039,254				1,173,755				1,228,057				1,218,868				1,371,937				846,140				1,055,788			1,144,679			1,443,638			1,610,607			1,734,763			1,704,795		1,723,563		1,529,727	1,300,967	1,156,027	1,478,809	1,576,980	1,637,668	1,587,690	1,772,378	1,781,496	1,727,704	1,934,664	1,724,640	1,868,279	2,186,614	2,205,055	2,238,689	2,058,199
C000036890
Account Value [Line Items]
Line Graph and Table Measure Name												Investor Class
Accumulated Value				10,000				9,630					10,639				11,429				12,096				12,844				13,449				13,850				13,391				13,097				13,334				10,915				12,303				12,778				12,680				14,167				9,824				12,091			12,870			16,015			17,755			18,976			18,663		19,091		17,731	14,778	13,108	14,802	16,149	17,067	16,738	18,162	18,697	18,383	20,004	19,011	20,634	21,570	22,300	22,948	21,085
C000174807
Account Value [Line Items]
Line Graph and Table Measure Name												Advisor Class
Accumulated Value				100,000				96,299					106,393				114,294				121,093				128,572				134,692				138,712				134,113				131,238				133,681				109,409				123,416				128,111				127,202				142,174				98,670				121,458			129,284			160,923			178,514			190,881			187,731		192,161		178,544	148,857	132,111	149,311	162,916	172,184	168,953	183,386	188,884	185,791	202,283	192,308	208,754	218,413	225,897	232,518	213,775
C000174808
Account Value [Line Items]
Line Graph and Table Measure Name												Institutional Class
Accumulated Value				250,000				240,747					265,983				285,735				302,733				321,431				336,729				346,908				335,584				328,395				334,506				273,948				308,807				320,742				318,469				355,960				247,040				304,285			323,879			403,335			447,401			478,383			470,685		481,646		447,712	373,483	331,490	374,532	408,891	432,366	424,043	460,354	474,376	466,610	508,245	483,099	524,651	548,926	567,734	584,675	537,323
C000225890
Account Value [Line Items]
Line Graph and Table Measure Name												R6 Class
Accumulated Value				1,000,000				962,988					1,063,930				1,142,942				1,210,933				1,285,724				1,346,917				1,387,633				1,342,337				1,313,578				1,338,024				1,095,790				1,235,227				1,282,969				1,273,875				1,423,840				988,158				1,217,141			1,295,517			1,613,338			1,790,374			1,914,300			1,883,511		1,927,841		1,792,077	1,495,095	1,327,087	1,499,329	1,636,875	1,731,704	1,699,240	1,844,796	1,900,961	1,869,854	2,036,620	1,937,037	2,103,569	2,200,859	2,277,114	2,344,716	2,155,712
C000235267
Account Value [Line Items]
Line Graph and Table Measure Name												Investor Class
Accumulated Value	$ 10,000						$ 9,661				$ 9,111					$ 8,857				$ 9,049				$ 9,199				$ 9,222				$ 9,014				$ 9,653				$ 9,686				$ 9,740				$ 10,231				$ 9,963				$ 10,235				$ 10,429				$ 10,656				$ 10,763				$ 10,758
C000219731
Account Value [Line Items]
Line Graph and Table Measure Name												Advisor Class
Accumulated Value			$ 100,000			$ 99,928				$ 102,041					$ 104,854				$ 103,596				$ 105,533				$ 105,930				$ 105,864				$ 100,366				$ 94,665				$ 92,043				$ 94,082				$ 95,692				$ 95,981				$ 93,973				$ 100,661				$ 100,924				$ 101,660				$ 106,819			$ 104,080			$ 106,966			$ 109,040			$ 111,488		$ 112,807		$ 112,688
C000219732
Account Value [Line Items]
Line Graph and Table Measure Name												Institutional Class
Accumulated Value			250,000			249,833				255,171					262,254				259,425				264,056				265,064				264,909				251,157				236,906				230,352				235,461				239,518				240,253				234,950				251,718				252,684				254,541				267,479			260,632			267,570			272,780			279,232		282,244		282,280
C000225891
Account Value [Line Items]
Line Graph and Table Measure Name												R6 Class
Accumulated Value		$ 1,000,000			$ 1,005,874				$ 994,321					$ 1,013,329				$ 1,017,402				$ 1,017,017				$ 964,410				$ 909,818				$ 884,826				$ 904,628				$ 921,395				$ 923,381				$ 903,227				$ 967,890				$ 971,948				$ 979,306				$ 1,029,284				$ 1,003,138				$ 1,030,041			$ 1,050,302			$ 1,075,371			$ 1,087,109			$ 1,087,353
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 Index
Accumulated Value				10,000				10,246					10,640				11,047				11,717				12,079				12,620				13,459				13,357				13,815				14,881				12,869				14,625				15,255				15,514				16,921				13,605				16,399			17,864			20,034			21,271			23,089			23,224		25,785		24,599	20,638	19,631	21,115	22,698	24,682	23,874	26,665	29,480	30,743	32,553	33,337	31,913	35,405	38,281	39,298	37,594
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 Index
Accumulated Value				100,000				102,455					106,402				110,471				117,172				120,791				126,203				134,588				133,567				138,153				148,806				128,688				146,251				152,545				155,136				169,207				136,046				163,994			178,638			200,339			212,710			230,894			232,238		257,847		245,990	206,383	196,306	211,148	226,978	246,821	238,742	266,654	294,802	307,431	325,528	333,371	319,128	354,049	382,813	392,977	375,944
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 Index
Accumulated Value				250,000				256,138					266,005				276,177				292,931				301,977				315,507				336,471				333,917				345,383				372,015				321,719				365,627				381,363				387,840				423,017				340,114				409,985			446,594			500,847			531,774			577,234			580,594		644,617		614,974	515,956	490,764	527,871	567,446	617,053	596,854	666,636	737,006	768,577	813,820	833,426	797,821	885,122	957,034	982,443	939,861
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 Index
Accumulated Value				1,000,000				1,024,552					1,064,019				1,104,710				1,171,722				1,207,907				1,262,027				1,345,884				1,335,668				1,381,532				1,488,059				1,286,877				1,462,509				1,525,453				1,551,359				1,692,067				1,360,456				1,639,938			1,786,375			2,003,387			2,127,095			2,308,937			2,322,376		2,578,467		2,459,896	2,063,825	1,963,057	2,111,485	2,269,785	2,468,212	2,387,417	2,666,544	2,948,022	3,074,309	3,255,281	3,333,706	3,191,284	3,540,487	3,828,135	3,929,772	3,759,443
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 Index
Accumulated Value				10,000				10,246					10,640				11,047				11,717				12,079				12,620				13,459				13,357				13,815				14,881				12,869				14,625				15,255				15,514				16,921				13,605				16,399			17,864			20,034			21,271			23,089			23,224		25,785		24,599	20,638	19,631	21,115	22,698	24,682	23,874	26,665	29,480	30,743	32,553	33,337	31,913	35,405	38,281	39,298	37,594
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 Index
Accumulated Value				100,000				102,455					106,402				110,471				117,172				120,791				126,203				134,588				133,567				138,153				148,806				128,688				146,251				152,545				155,136				169,207				136,046				163,994			178,638			200,339			212,710			230,894			232,238		257,847		245,990	206,383	196,306	211,148	226,978	246,821	238,742	266,654	294,802	307,431	325,528	333,371	319,128	354,049	382,813	392,977	375,944
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 Index
Accumulated Value				250,000				256,138					266,005				276,177				292,931				301,977				315,507				336,471				333,917				345,383				372,015				321,719				365,627				381,363				387,840				423,017				340,114				409,985			446,594			500,847			531,774			577,234			580,594		644,617		614,974	515,956	490,764	527,871	567,446	617,053	596,854	666,636	737,006	768,577	813,820	833,426	797,821	885,122	957,034	982,443	939,861
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 Index
Accumulated Value				1,000,000				1,024,552					1,064,019				1,104,710				1,171,722				1,207,907				1,262,027				1,345,884				1,335,668				1,381,532				1,488,059				1,286,877				1,462,509				1,525,453				1,551,359				1,692,067				1,360,456				1,639,938			1,786,375			2,003,387			2,127,095			2,308,937			2,322,376		2,578,467		2,459,896	2,063,825	1,963,057	2,111,485	2,269,785	2,468,212	2,387,417	2,666,544	2,948,022	3,074,309	3,255,281	3,333,706	3,191,284	3,540,487	3,828,135	3,929,772	3,759,443
Harris Associates Index: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI World Index (Net)
Accumulated Value				10,000				10,101					10,592				10,789				11,477				11,939				12,516				13,205				13,036				13,262				13,923				12,055				13,560				14,102				14,177				15,391				12,151				14,503			15,653			17,838			18,716			20,166			20,164		21,730		20,610	17,274	16,205	17,788	19,163	20,472	19,763	22,019	23,975	24,605	26,172	26,130	25,662	28,606	30,686	31,642	30,512
Harris Associates Index: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI World Index (Net)
Accumulated Value				100,000				101,008					105,923				107,888				114,767				119,387				125,164				132,055				130,363				132,624				139,230				120,551				135,595				141,020				141,774				153,908				121,508				145,030			156,529			178,383			187,162			201,656			201,642		217,301		206,103	172,742	162,054	177,879	191,630	204,718	197,631	220,191	239,746	246,055	261,716	261,303	256,620	286,059	306,856	316,423	305,117
Harris Associates Index: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI World Index (Net)
Accumulated Value				250,000				252,521					264,807				269,719				286,917				298,468				312,911				330,137				325,908				331,561				348,074				301,378				338,989				352,551				354,435				384,769				303,769				362,575			391,322			445,957			467,905			504,139			504,105		543,252		515,258	431,856	405,134	444,698	479,076	511,794	494,077	550,479	599,364	615,137	654,289	653,258	641,550	715,148	767,141	791,057	762,793
Harris Associates Index: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI World Index (Net)
Accumulated Value				1,000,000				1,010,082					1,059,229				1,078,878				1,147,667				1,193,874				1,251,642				1,320,550				1,303,632				1,326,243				1,392,297				1,205,510				1,355,955				1,410,202				1,417,742				1,539,076				1,215,075				1,450,299			1,565,289			1,783,827			1,871,621			2,016,558			2,016,418		2,173,009		2,061,034	1,727,424	1,620,538	1,778,791	1,916,304	2,047,178	1,976,309	2,201,914	2,397,458	2,460,548	2,617,157	2,613,032	2,566,200	2,860,590	3,068,563	3,164,227	3,051,171
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 Index
Accumulated Value				10,000				10,246					10,640				11,047				11,717				12,079				12,620				13,459				13,357				13,815				14,881				12,869				14,625				15,255				15,514				16,921				13,605				16,399			17,864			20,034			21,271			23,089			23,224		25,785		24,599	20,638	19,631	21,115	22,698	24,682	23,874	26,665	29,480	30,743	32,553	33,337	31,913	35,405	38,281	39,298	37,594
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 Index
Accumulated Value				100,000				102,455					106,402				110,471				117,172				120,791				126,203				134,588				133,567				138,153				148,806				128,688				146,251				152,545				155,136				169,207				136,046				163,994			178,638			200,339			212,710			230,894			232,238		257,847		245,990	206,383	196,306	211,148	226,978	246,821	238,742	266,654	294,802	307,431	325,528	333,371	319,128	354,049	382,813	392,977	375,944
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 Index
Accumulated Value				250,000				256,138					266,005				276,177				292,931				301,977				315,507				336,471				333,917				345,383				372,015				321,719				365,627				381,363				387,840				423,017				340,114				409,985			446,594			500,847			531,774			577,234			580,594		644,617		614,974	515,956	490,764	527,871	567,446	617,053	596,854	666,636	737,006	768,577	813,820	833,426	797,821	885,122	957,034	982,443	939,861
Harris Associates Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 Index
Accumulated Value				1,000,000				1,024,552					1,064,019				1,104,710				1,171,722				1,207,907				1,262,027				1,345,884				1,335,668				1,381,532				1,488,059				1,286,877				1,462,509				1,525,453				1,551,359				1,692,067				1,360,456				1,639,938			1,786,375			2,003,387			2,127,095			2,308,937			2,322,376		2,578,467		2,459,896	2,063,825	1,963,057	2,111,485	2,269,785	2,468,212	2,387,417	2,666,544	2,948,022	3,074,309	3,255,281	3,333,706	3,191,284	3,540,487	3,828,135	3,929,772	3,759,443
Harris Associates Index: MSCI World ex U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI World ex U.S. Index (Net)
Accumulated Value				10,000				9,895					10,518				10,479				11,193				11,823				12,488				13,016				12,751				12,656				12,821				11,182				12,350				12,819				12,699				13,697				10,511				12,124			12,720			14,736			15,332			16,197			16,091		16,596		15,798	13,483	12,243	14,225	15,365	15,831	15,181	16,777	17,715	17,608	18,974	17,565	18,654	20,901	22,016	23,160	22,943
Harris Associates Index: MSCI World ex U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI World ex U.S. Index (Net)
Accumulated Value				100,000				98,947					105,175				104,793				111,927				118,229				124,876				130,160				127,507				126,556				128,209				111,820				123,504				128,186				126,993				136,970				105,109				121,235			127,201			147,361			153,317			161,973			160,906		165,964		157,983	134,829	122,432	142,246	153,652	158,309	151,813	167,765	177,146	176,078	189,739	175,649	186,543	209,012	220,161	231,602	229,434
Harris Associates Index: MSCI World ex U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI World ex U.S. Index (Net)
Accumulated Value				250,000				247,368					262,939				261,982				279,818				295,573				312,191				325,400				318,767				316,391				320,524				279,551				308,760				320,464				317,483				342,424				262,774				303,089			318,001			368,401			383,293			404,932			402,264		414,910		394,956	337,073	306,079	355,615	384,131	395,773	379,532	419,413	442,865	440,196	474,348	439,124	466,357	522,531	550,404	579,004	573,586
Harris Associates Index: MSCI World ex U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI World ex U.S. Index (Net)
Accumulated Value				1,000,000				989,472					1,051,754				1,047,928				1,119,274				1,182,292				1,248,765				1,301,598				1,275,068				1,265,564				1,282,094				1,118,203				1,235,040				1,281,858				1,269,932				1,369,695				1,051,094				1,212,354			1,272,005			1,473,605			1,533,173			1,619,728			1,609,058		1,659,638		1,579,826	1,348,293	1,224,316	1,422,461	1,536,524	1,583,090	1,518,130	1,677,651	1,771,460	1,760,785	1,897,394	1,756,495	1,865,428	2,090,124	2,201,615	2,316,016	2,294,344
Harris Associates Index: MSCI World ex U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI World ex U.S. Index (Net)
Accumulated Value				10,000				9,895					10,518				10,479				11,193				11,823				12,488				13,016				12,751				12,656				12,821				11,182				12,350				12,819				12,699				13,697				10,511				12,124			12,720			14,736			15,332			16,197			16,091		16,596		15,798	13,483	12,243	14,225	15,365	15,831	15,181	16,777	17,715	17,608	18,974	17,565	18,654	20,901	22,016	23,160	22,943
Harris Associates Index: MSCI World ex U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI World ex U.S. Index (Net)
Accumulated Value				100,000				98,947					105,175				104,793				111,927				118,229				124,876				130,160				127,507				126,556				128,209				111,820				123,504				128,186				126,993				136,970				105,109				121,235			127,201			147,361			153,317			161,973			160,906		165,964		157,983	134,829	122,432	142,246	153,652	158,309	151,813	167,765	177,146	176,078	189,739	175,649	186,543	209,012	220,161	231,602	229,434
Harris Associates Index: MSCI World ex U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI World ex U.S. Index (Net)
Accumulated Value				250,000				247,368					262,939				261,982				279,818				295,573				312,191				325,400				318,767				316,391				320,524				279,551				308,760				320,464				317,483				342,424				262,774				303,089			318,001			368,401			383,293			404,932			402,264		414,910		394,956	337,073	306,079	355,615	384,131	395,773	379,532	419,413	442,865	440,196	474,348	439,124	466,357	522,531	550,404	579,004	573,586
Harris Associates Index: MSCI World ex U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI World ex U.S. Index (Net)
Accumulated Value				1,000,000				989,472					1,051,754				1,047,928				1,119,274				1,182,292				1,248,765				1,301,598				1,275,068				1,265,564				1,282,094				1,118,203				1,235,040				1,281,858				1,269,932				1,369,695				1,051,094				1,212,354			1,272,005			1,473,605			1,533,173			1,619,728			1,609,058		1,659,638		1,579,826	1,348,293	1,224,316	1,422,461	1,536,524	1,583,090	1,518,130	1,677,651	1,771,460	1,760,785	1,897,394	1,756,495	1,865,428	2,090,124	2,201,615	2,316,016	2,294,344
Harris Associates Index: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI World Index (Net)
Accumulated Value				10,000				10,101					10,592				10,789				11,477				11,939				12,516				13,205				13,036				13,262				13,923				12,055				13,560				14,102				14,177				15,391				12,151				14,503			15,653			17,838			18,716			20,166			20,164		21,730		20,610	17,274	16,205	17,788	19,163	20,472	19,763	22,019	23,975	24,605	26,172	26,130	25,662	28,606	30,686	31,642	30,512
Harris Associates Index: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI World Index (Net)
Accumulated Value				100,000				101,008					105,923				107,888				114,767				119,387				125,164				132,055				130,363				132,624				139,230				120,551				135,595				141,020				141,774				153,908				121,508				145,030			156,529			178,383			187,162			201,656			201,642		217,301		206,103	172,742	162,054	177,879	191,630	204,718	197,631	220,191	239,746	246,055	261,716	261,303	256,620	286,059	306,856	316,423	305,117
Harris Associates Index: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI World Index (Net)
Accumulated Value				250,000				252,521					264,807				269,719				286,917				298,468				312,911				330,137				325,908				331,561				348,074				301,378				338,989				352,551				354,435				384,769				303,769				362,575			391,322			445,957			467,905			504,139			504,105		543,252		515,258	431,856	405,134	444,698	479,076	511,794	494,077	550,479	599,364	615,137	654,289	653,258	641,550	715,148	767,141	791,057	762,793
Harris Associates Index: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI World Index (Net)
Accumulated Value				1,000,000				1,010,082					1,059,229				1,078,878				1,147,667				1,193,874				1,251,642				1,320,550				1,303,632				1,326,243				1,392,297				1,205,510				1,355,955				1,410,202				1,417,742				1,539,076				1,215,075				1,450,299			1,565,289			1,783,827			1,871,621			2,016,558			2,016,418		2,173,009		2,061,034	1,727,424	1,620,538	1,778,791	1,916,304	2,047,178	1,976,309	2,201,914	2,397,458	2,460,548	2,617,157	2,613,032	2,566,200	2,860,590	3,068,563	3,164,227	3,051,171
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000						$ 9,611				$ 9,160					$ 8,725				$ 8,888				$ 9,151				$ 9,074				$ 8,781				$ 9,379				$ 9,307				$ 9,313				$ 9,797				$ 9,497				$ 9,761				$ 9,879				$ 10,079				$ 10,190				$ 10,185
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate Bond Index
Accumulated Value			100,000			100,420				101,042					101,718				98,287				100,085				100,137				100,149				94,206				89,785				85,518				87,120				89,700				88,943				86,069				91,936				91,223				91,283				96,026			93,086			95,674			96,829			98,795		99,882		99,835
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate Bond Index
Accumulated Value			$ 250,000			$ 251,050				$ 252,605					$ 254,294				$ 245,718				$ 250,214				$ 250,343				$ 250,373				$ 235,515				$ 224,461				$ 213,794				$ 217,799				$ 224,250				$ 222,357				$ 215,172				$ 229,841				$ 228,058				$ 228,207				$ 240,064			$ 232,714			$ 239,186			$ 242,073			$ 246,987		$ 249,704		$ 249,587
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate Bond Index
Accumulated Value		$ 1,000,000			$ 1,003,474				$ 969,632					$ 987,373				$ 987,885				$ 988,002				$ 929,371				$ 885,751				$ 843,657				$ 859,460				$ 884,918				$ 877,446				$ 849,094				$ 906,978				$ 899,943				$ 900,530				$ 947,322				$ 918,318				$ 943,856			$ 955,247			$ 974,638			$ 985,362			$ 984,899
Harris Associates Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 1000 Value Index
Accumulated Value				10,000				10,458					10,822				11,545				11,922				12,083				12,459				13,122				12,751				12,901				13,636				12,038				13,474				13,992				14,182				15,232				11,161				12,756			13,469			15,658			17,421			18,328			18,185		19,598		19,453	17,078	16,119	18,121	18,303	19,049	18,446	20,198	22,013	21,536	23,567	23,100	23,593	24,487	25,792	26,774	27,337
Harris Associates Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 1000 Value Index
Accumulated Value				100,000				104,583					108,224				115,449				119,223				120,826				124,590				131,224				127,506				129,005				136,363				120,376				134,742				139,922				141,819				152,325				111,608				127,558			134,692			156,583			174,207			183,280			181,850		195,980		194,535	170,781	161,187	181,208	183,031	190,488	184,460	201,979	220,128	215,360	235,668	231,000	235,933	244,868	257,919	267,743	273,366
Harris Associates Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 1000 Value Index
Accumulated Value				250,000				261,458					270,559				288,623				298,056				302,064				311,474				328,061				318,766				322,514				340,908				300,940				336,854				349,805				354,546				380,812				279,021				318,895			336,730			391,458			435,517			458,199			454,626		489,951		486,337	426,951	402,968	453,019	457,577	476,221	461,149	504,947	550,320	538,400	589,170	577,499	589,834	612,171	644,798	669,358	683,414
Harris Associates Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 1000 Value Index
Accumulated Value				1,000,000				1,045,831					1,082,235				1,154,490				1,192,226				1,208,256				1,245,896				1,312,243				1,275,064				1,290,054				1,363,634				1,203,758				1,347,417				1,399,218				1,418,186				1,523,248				1,116,085				1,275,580			1,346,920			1,565,833			1,742,068			1,832,798			1,818,502		1,959,803		1,945,347	1,707,806	1,611,871	1,812,076	1,830,307	1,904,884	1,844,596	2,019,789	2,201,279	2,153,599	2,356,682	2,309,998	2,359,334	2,448,684	2,579,194	2,677,433	2,733,656
Harris Associates Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 1000 Value Index
Accumulated Value				10,000				10,458					10,822				11,545				11,922				12,083				12,459				13,122				12,751				12,901				13,636				12,038				13,474				13,992				14,182				15,232				11,161				12,756			13,469			15,658			17,421			18,328			18,185		19,598		19,453	17,078	16,119	18,121	18,303	19,049	18,446	20,198	22,013	21,536	23,567	23,100	23,593	24,487	25,792	26,774	27,337
Harris Associates Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 1000 Value Index
Accumulated Value				100,000				104,583					108,224				115,449				119,223				120,826				124,590				131,224				127,506				129,005				136,363				120,376				134,742				139,922				141,819				152,325				111,608				127,558			134,692			156,583			174,207			183,280			181,850		195,980		194,535	170,781	161,187	181,208	183,031	190,488	184,460	201,979	220,128	215,360	235,668	231,000	235,933	244,868	257,919	267,743	273,366
Harris Associates Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 1000 Value Index
Accumulated Value				250,000				261,458					270,559				288,623				298,056				302,064				311,474				328,061				318,766				322,514				340,908				300,940				336,854				349,805				354,546				380,812				279,021				318,895			336,730			391,458			435,517			458,199			454,626		489,951		486,337	426,951	402,968	453,019	457,577	476,221	461,149	504,947	550,320	538,400	589,170	577,499	589,834	612,171	644,798	669,358	683,414
Harris Associates Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 1000 Value Index
Accumulated Value				1,000,000				1,045,831					1,082,235				1,154,490				1,192,226				1,208,256				1,245,896				1,312,243				1,275,064				1,290,054				1,363,634				1,203,758				1,347,417				1,399,218				1,418,186				1,523,248				1,116,085				1,275,580			1,346,920			1,565,833			1,742,068			1,832,798			1,818,502		1,959,803		1,945,347	1,707,806	1,611,871	1,812,076	1,830,307	1,904,884	1,844,596	2,019,789	2,201,279	2,153,599	2,356,682	2,309,998	2,359,334	2,448,684	2,579,194	2,677,433	2,733,656
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate Bond Index
Accumulated Value				10,000				10,221					10,268				9,963				10,044				10,189				10,276				10,316				10,165				10,149				10,151				10,317				10,620				10,947				11,196				11,216				11,569				11,904			11,978			12,058			11,651			11,864			11,871		11,872		11,168	10,643	10,138	10,327	10,633	10,544	10,203	10,898	10,814	10,821	11,383	11,035	11,342	11,478	11,711	11,840	11,835
Harris Associates Index: 60% S&P 500 / 40% Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name												60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index
Accumulated Value				10,000				10,237					10,492				10,607				11,026				11,294				11,635				12,114				11,997				12,236				12,797				11,830				12,931				13,443				13,706				14,454				12,881				14,596			15,419			16,582			16,965			17,955			18,027		19,212		18,237	16,116	15,351	16,179	17,097	17,928	17,348	19,038	20,169	20,693	21,855	21,902	21,584	23,098	24,406	24,902	24,250
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate Bond Index
Accumulated Value				100,000				102,214					102,682				99,627				100,441				101,892				102,757				103,156				101,649				101,488				101,507				103,167				106,203				109,474				111,959				112,160				115,691				119,042			119,778			120,579			116,513			118,645			118,706		118,720		111,675	106,434	101,376	103,275	106,334	105,436	102,029	108,984	108,139	108,210	113,832	110,347	113,416	114,785	117,115	118,403	118,348
Harris Associates Index: 60% S&P 500 / 40% Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name												60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index
Accumulated Value				100,000				102,365					104,916				106,069				110,259				112,937				116,352				121,141				119,972				122,356				127,975				118,298				129,311				134,428				137,058				144,535				128,806				145,959			154,192			165,824			169,649			179,553			180,274		192,118		182,374	161,164	153,509	161,790	170,968	179,281	173,478	190,376	201,689	206,931	218,546	219,015	215,839	230,983	244,059	249,023	242,498
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate Bond Index
Accumulated Value				250,000				255,535					256,706				249,067				251,101				254,731				256,892				257,889				254,122				253,719				253,768				257,918				265,508				273,685				279,896				280,400				289,228				297,604			299,446			301,449			291,282			296,612			296,766		296,801		279,188	266,084	253,439	258,186	265,834	263,590	255,072	272,461	270,348	270,524	284,580	275,868	283,539	286,961	292,786	296,008	295,869
Harris Associates Index: 60% S&P 500 / 40% Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name												60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index
Accumulated Value				250,000				255,913					262,291				265,171				275,648				282,343				290,881				302,852				299,929				305,890				319,937				295,745				323,278				336,070				342,645				361,339				322,015				364,897			385,479			414,560			424,123			448,882			450,686		480,296		455,934	402,911	383,771	404,475	427,420	448,202	433,694	475,940	504,222	517,326	546,366	547,538	539,597	577,458	610,147	622,557	606,244
Harris Associates Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate Bond Index
Accumulated Value				1,000,000				1,022,140					1,026,823				996,270				1,004,406				1,018,924				1,027,569				1,031,556				1,016,489				1,014,876				1,015,072				1,031,672				1,062,033				1,094,739				1,119,585				1,121,602				1,156,913				1,190,415			1,197,785			1,205,795			1,165,130			1,186,448			1,187,063		1,187,204		1,116,752	1,064,337	1,013,757	1,032,746	1,063,336	1,054,358	1,020,290	1,089,844	1,081,390	1,082,096	1,138,322	1,103,470	1,134,158	1,147,845	1,171,146	1,184,031	1,183,475
Harris Associates Index: 60% S&P 500 / 40% Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name												60% S&P 500 Index / 40% Bloomberg U.S. Aggregate Index
Accumulated Value				1,000,000				1,023,653					1,049,162				1,060,685				1,102,591				1,129,374				1,163,522				1,211,410				1,199,717				1,223,558				1,279,747				1,182,981				1,293,113				1,344,282				1,370,581				1,445,355				1,288,060				1,459,589			1,541,917			1,658,240			1,696,492			1,795,527			1,802,744		1,921,184		1,823,736	1,611,644	1,535,086	1,617,898	1,709,682	1,792,810	1,734,777	1,903,760	2,016,888	2,069,306	2,185,464	2,190,152	2,158,388	2,309,833	2,440,586	2,490,226	2,424,975
Harris Associates Index: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI EAFE Index (Net)
Accumulated Value				10,000				9,854					10,488				10,413				11,167				11,851				12,491				13,020				12,820				12,662				12,833				11,224				12,344				12,799				12,661				13,695				10,569				12,142			12,724			14,766			15,279			16,070			15,998		16,429		15,457	13,214	11,978	14,055	15,244	15,695	15,049	16,618	17,579	17,505	18,776	17,253	18,437	20,608	21,591	22,640	22,359
Harris Associates Index: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI EAFE Index (Net)
Accumulated Value				100,000				98,538					104,878				104,130				111,674				118,509				124,914				130,198				128,204				126,618				128,333				112,243				123,443				127,986				126,615				136,953				105,692				121,417			127,241			147,657			152,795			160,696			159,980		164,288		154,572	132,141	119,776	140,546	152,443	156,946	150,494	166,178	175,792	175,052	187,765	172,532	184,373	206,084	215,908	226,398	223,588
Harris Associates Index: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI EAFE Index (Net)
Accumulated Value				250,000				246,345					262,195				260,324				279,186				296,273				312,285				325,495				320,510				316,544				320,833				280,608				308,607				319,965				316,536				342,383				264,229				303,543			318,102			369,142			381,987			401,740			399,951		410,721		386,430	330,352	299,439	351,364	381,108	392,364	376,235	415,446	439,479	437,631	469,412	431,329	460,934	515,209	539,770	565,995	558,969
Harris Associates Index: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI EAFE Index (Net)
Accumulated Value				1,000,000				985,378					1,048,780				1,041,297				1,116,743				1,185,091				1,249,141				1,301,979				1,282,040				1,266,177				1,283,331				1,122,432				1,234,427				1,279,858				1,266,145				1,369,531				1,056,916				1,214,173			1,272,407			1,476,570			1,527,947			1,606,959			1,599,802		1,642,882		1,545,718	1,321,406	1,197,755	1,405,457	1,524,433	1,569,456	1,504,940	1,661,784	1,757,917	1,750,524	1,877,648	1,725,317	1,843,734	2,060,836	2,159,079	2,263,981	2,235,878
Harris Associates Index: MSCI World ex U.S. Small Cap Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI World ex U.S. Small Cap Index (Net)
Accumulated Value				10,000				9,872					10,662				10,369				11,158				11,971				12,839				13,587				13,519				13,392				13,278				11,132				12,348				12,566				12,532				13,960				9,997				12,163			13,393			15,744			16,512			17,306			17,431		17,498		16,232	13,321	12,061	13,896	14,589	14,660	14,150	15,650	16,053	15,804	17,454	16,082	16,629	19,426	20,832	21,562	21,482
Harris Associates Index: MSCI World ex U.S. Small Cap Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI World ex U.S. Small Cap Index (Net)
Accumulated Value				100,000				98,716					106,616				103,690				111,580				119,705				128,392				135,871				135,188				133,919				132,779				111,316				123,480				125,656				125,318				139,602				99,971				121,629			133,933			157,445			165,122			173,060			174,308		174,979		162,324	133,211	120,613	138,956	145,887	146,595	141,498	156,499	160,533	158,036	174,545	160,824	166,286	194,260	208,325	215,618	214,817
Harris Associates Index: MSCI World ex U.S. Small Cap Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI World ex U.S. Small Cap Index (Net)
Accumulated Value				250,000				246,791					266,540				259,225				278,951				299,263				320,980				339,678				337,970				334,798				331,947				278,291				308,700				314,141				313,295				349,005				249,928				304,074			334,834			393,612			412,806			432,649			435,770		437,447		405,810	333,027	301,533	347,390	364,717	366,488	353,745	391,247	401,333	395,089	436,362	402,059	415,714	485,649	520,812	539,045	537,043
Harris Associates Index: MSCI World ex U.S. Small Cap Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI World ex U.S. Small Cap Index (Net)
Accumulated Value				$ 1,000,000				$ 987,163					$ 1,066,162				$ 1,036,900				$ 1,115,804				$ 1,197,053				$ 1,283,922				$ 1,358,712				$ 1,351,882				$ 1,339,192				$ 1,327,788				$ 1,113,164				$ 1,234,799				$ 1,256,563				$ 1,253,181				$ 1,396,019				$ 999,714				$ 1,216,295			$ 1,339,335			$ 1,574,446			$ 1,651,223			$ 1,730,596			$ 1,743,080		$ 1,749,787		$ 1,623,241	$ 1,332,107	$ 1,206,131	$ 1,389,561	$ 1,458,870	$ 1,465,951	$ 1,414,979	$ 1,564,987	$ 1,605,334	$ 1,580,356	$ 1,745,450	$ 1,608,237	$ 1,662,857	$ 1,942,598	$ 2,083,250	$ 2,156,180	$ 2,148,173